Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	$ 8,730	¥ 56,963	¥ 175,079	¥ 231,908
Cash flows from investing activities:
Net cash advances to subsidiaries	(6,130)	(40,000)	(137,000)	(52,048)
Net cash advances to Jimu Group	45	293	(697,754)	(445,319)
Loan provided to a third party				(137,264)
Purchase of long-term investments	(6,359)	(41,494)	(91,500)	(19,259)
Collection of cash advance from Jimu Group	6,130	40,000	122,000	52,048
Net cash provided by/(used in) investing activities	29,521	192,619	(538,702)	280,595
Cash flows from financing activities:
Proceeds from issuance of convertible loans	61,303	400,000		21,730
Proceeds from issuance of Pre-IPO Preferred Shares				410,286
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions				316,451
Proceeds from exercise of Share-based options	3	20	26
Net cash (used in)/provided by financing activities	(43,929)	(286,639)	224,372	(200,085)
Cash and cash equivalents at beginning of the year	15,748	102,755	457,442	370,891
Cash and cash equivalents at end of the year	57,802	377,160	102,755	457,442
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(3,216)	(20,972)	(7,261)	(9,529)
Cash flows from investing activities:
Net cash advances to subsidiaries	11,377	74,238	(203,956)	(579,141)
Net cash advances to Jimu Group				(146,765)
Loan provided to a third party				(137,264)
Purchase of long-term investments				(19,259)
Collection of cash advance from Jimu Group			20,603
Collection of loan from a third party			135,296
Purchase of Infrarisk, net of cash acquired (Note 4)	(753)	(4,911)	(3,650)
Investment in a subsidiary			(5,196)
Net cash provided by/(used in) investing activities	10,624	69,327	(56,903)	(882,429)
Cash flows from financing activities:
Proceeds from issuance of convertible loans				21,730
Proceeds from issuance of Pre-IPO Preferred Shares				410,286
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions				316,451
Proceeds from exercise of Share-based options	3	20	26
Net cash (used in)/provided by financing activities	3	20	26	748,467
Effect of exchange rate changes on cash, cash equivalents	(8,046)	(52,516)	2,552	30,378
Net increase/(decrease) in cash, cash equivalents	(635)	(4,141)	(61,586)	(113,113)
Cash and cash equivalents at beginning of the year	1,166	7,608	69,194	182,307
Cash and cash equivalents at end of the year	$ 531	¥ 3,467	¥ 7,608	¥ 69,194